Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS

February 28, 2026 (Unaudited)

Shares/$ Par		Value
Preferred Stock & Hybrid Preferred Securities§ — 76.2%
	Banking — 31.8%
$1,400,000	American AgCredit Corporation, 5.25% to 06/15/26 then T5Y + 4.50%, Series A, 144A****	$1,389,731	*(1)(2)(3)
	Bank of America Corporation:
$610,000	6.25% to 07/26/30 then T5Y + 2.351%, Series UU	628,027	*(1)(2)
$300,000	6.30% to 03/10/26 then TSFR3M + 4.81461%, Series DD	301,008	*(1)
	Capital One Financial Corporation:
13,085	5.00%, Series I	256,990	*(1)
$820,000	3.95% to 09/01/26 then T5Y + 3.157%, Series M	815,011	*(1)(2)(3)
	Citigroup, Inc.:
17,200	6.25%, Series II	436,880	*(1)
$300,000	4.15% to 11/15/26 then T5Y + 3.00%, Series Y	299,411	*(1)(2)
$540,000	6.625% to 02/15/31 then T5Y + 3.001%, Series HH	558,590	*(1)
$540,000	6.75% to 02/15/30 then T5Y + 2.572%, Series EE	552,817	*(1)
$545,000	6.875% to 08/15/30 then T5Y + 2.89%, Series GG	559,146	*(1)
$540,000	6.95% to 02/15/30 then T5Y + 2.726%, Series FF	556,449	*(1)
$810,000	7.00% to 08/15/34 then T10Y + 2.757%, Series DD	854,463	*(1)(2)
$860,000	7.125% to 08/15/29 then T5Y + 2.693%, Series CC	891,296	*(1)(2)
$1,200,000	7.375% to 05/15/28 then T5Y + 3.209%, Series Z	1,252,551	*(1)(2)(3)
$1,225,000	7.625% to 11/15/28 then T5Y + 3.211%, Series AA	1,299,013	*(1)(2)(3)
	Citizens Financial Group, Inc.:
24,600	7.375%, Series H	645,750	*(1)
23,000	6.50% to 10/06/30 then T5Y + 2.629%, Series I	586,730	*(1)
$1,600,000	TSFR3M + 3.41861%, 7.06838%(4), Series C	1,607,301	*(1)(2)
	CoBank ACB:
$415,000	6.25% to 10/01/26 then TSFR3M + 4.92161%, Series I, 144A****	416,852	*(1)(2)
$365,000	7.125% to 01/01/30 then T5Y + 2.818%, Series M, 144A****	379,807	*(1)
	Compeer Financial ACA:
$250,000	4.875% to 08/15/26 then T5Y + 4.10%, Series B-1, 144A****	246,884	*(1)
$280,000	7.875% to 02/15/31 then T5Y + 4.155%, Series C-1, 144A****	288,956	*(1)
32,800	ConnectOne Bancorp, Inc., 5.25% to 09/01/26 then T5Y + 4.42%, Series A	804,256	*(1)(2)
27,000	Dime Community Bancshares, Inc., 5.50%, Series A	511,650	*(1)(2)
$435,000	Farm Credit Bank of Texas, 7.00% to 09/15/30 then T5Y + 3.01%, Series B-6, 144A****	451,459	(1)
	Fifth Third Bancorp:
104,660	6.875% to 10/01/30 then T5Y + 3.125%, Series M	2,694,995	*(1)(2)
139,104	TSFR3M + 3.97161%, 7.64355%(4), Series I	3,580,537	*(1)(2)
	First Citizens BancShares, Inc.:
13,600	5.375%, Series A	292,944	*(1)
28,080	6.625% to 03/15/31 then T5Y + 2.83%, Series E	706,774	*(1)
$800,000	7.00% to 12/15/30 then T5Y + 3.301%, Series D	824,204	*(1)(2)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2026 (Unaudited)

Shares/$ Par		Value
	First Horizon Corporation:
14,500	6.50%, Series E	$358,585	*(1)
1	FT Real Estate Securities Company, 9.50% 03/31/31, Series B, 144A****	1,147,500
750	First Horizon Bank, TSFR3M + 1.11161%, min 3.75%, 4.76129%(4), Series A, 144A****	555,000	*(1)
166,600	Flagstar Financial, 6.375% to 03/17/27 then 3ML + 3.821%, Series A	3,785,152	*(1)(2)
7,700	Fulton Financial Corporation, 5.125%, Series A	148,148	*(1)
	Goldman Sachs Group:
$545,000	6.125% to 11/10/34 then T10Y + 2.40%, Series Y	561,855	*(1)
$340,000	6.85% to 02/10/30 then T5Y + 2.461%, Series Z	356,265	*(1)
$270,000	7.50% to 02/10/29 then T5Y + 3.156%, Series W	288,811	*(1)
$1,080,000	7.50% to 05/10/29 then T5Y + 2.809%, Series X	1,150,281	*(1)(2)(3)
	Huntington Bancshares, Inc.:
18,800	5.50%, Series L	404,576	*(1)
$280,000	4.45% to 10/15/27 then T7Y + 4.045%, Series G	278,254	*(1)
$280,000	5.625% to 07/15/30 then T10Y + 4.945%, Series F	287,146	*(1)
$270,000	6.25% to 10/15/30 then T5Y + 2.653%, Series K	272,178	*(1)
29,880	6.875% to 04/15/28 then T5Y + 2.704%, Series J	767,916	*(1)(2)
$1,000,000	JPMorgan Chase & Company, 6.875% to 06/01/29 then T5Y + 2.737%, Series NN	1,064,716	*(1)(2)(3)
	KeyCorp:
$190,000	5.00% to 09/15/26 then TSFR3M + 3.8676%, Series D	189,581	*(1)
69,411	6.125% to 12/15/26 then TSFR3M + 4.15361%, Series E	1,755,404	*(1)(2)
57,300	6.20% to 12/15/27 then T5Y + 3.132%, Series H	1,466,880	*(1)(2)
	M&T Bank Corporation:
19,600	6.35%, Series K	493,920	*(1)
$500,000	3.50% to 09/01/26 then T5Y + 2.679%, Series I	494,459	*(1)(2)(3)
16,600	5.625% to 12/15/26 then TSFR3M + 4.28161%, Series H	418,984	*(1)(2)
	Morgan Stanley:
13,000	6.625%, Series Q	343,200	*(1)
148,000	6.875%, Series F	3,756,240	*(1)(2)
48,267	7.125%, Series E	1,230,808	*(1)(2)
$444,000	TSFR3M + 3.42161%, 7.14481%(4), Series N	447,408	*(1)(2)
84,266	Pinnacle Financial Partners, Inc., 8.397% to 07/01/29 then T5Y + 4.127%, Series B	2,203,556	*(1)(2)
	PNC Financial Services Group, Inc.:
$275,000	3.40% to 09/15/26 then T5Y + 2.595%, Series T	271,966	*(1)(2)(3)
$2,370,000	6.00% to 05/15/27 then T5Y + 3.00%, Series U	2,391,001	*(1)(2)(3)
$520,000	6.20% to 09/15/27 then T5Y + 3.238%, Series V	529,729	*(1)(2)(3)
$934,000	6.25% to 03/15/30 then T7Y + 2.808%, Series W	969,348	*(1)(2)(3)
	Regions Financial Corporation:
111,980	5.70% to 08/15/29 then TSFR3M + 3.40961%, Series C	2,747,989	*(1)(2)
39,000	6.95% to 09/15/29 then T5Y + 2.771%, Series F	1,010,100	*(1)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2026 (Unaudited)

Shares/$ Par		Value
$680,000	State Street Corporation, 6.70% to 03/15/29 then T5Y + 2.613%, Series I	$712,469	*(1)(2)(3)
	Synchrony Financial:
39,000	5.625%, Series A	769,860	*(1)(2)
43,400	8.25% to 05/15/29 then T5Y + 4.044%, Series B	1,133,608	*(1)
25,300	Texas Capital Bancshares Inc., 5.75%, Series B	565,708	*(1)(2)
32,600	UMB Financial Corporation, 7.75% to 07/15/30 then T5Y + 3.743%, Series B	873,680	*(1)(2)
	Valley National Bancorp:
5,700	8.25% to 09/30/29 then T5Y + 4.182%, Series C	148,200	*(1)
18,528	TSFR3M + 3.8396%, 7.52519%(4), Series B	466,813	*(1)(2)
17,000	Washington Federal, Inc., 4.875%, Series A	278,800	*(1)(2)
13,515	Webster Financial Corporation, 6.50%, Series G	336,253	*(1)
	Wells Fargo & Company:
25,500	4.70%, Series AA	497,250	*(1)
225	7.50%, Series L	277,198	*(1)
$650,000	3.90% to 03/15/26 then T5Y + 3.453%, Series BB	649,721	*(1)
$1,000,000	6.85% to 09/15/29 then T5Y + 2.767%, Series FF	1,055,403	*(1)(2)(3)
$1,640,000	7.625% to 09/15/28 then T5Y + 3.606%, Series EE	1,751,024	*(1)(2)(3)
49,275	WesBanco, Inc., 7.375% to 10/01/30 then T5Y + 3.795%, Series B	1,273,759	*(1)(2)
17,300	Western Alliance Bancorp, 4.25% to 09/30/26 then T5Y + 3.452%, Series A	402,398	*(1)
22,640	Wintrust Financial Corporation, 7.875% to 07/15/30 then T5Y + 3.878%, Series F	604,488	*(1)
		68,634,070
	Financial Services — 2.9%
	AerCap Holdings NV:
$380,000	6.50% to 01/31/31 then T5Y + 2.441%, 01/31/56, 144A****	394,201	(5)
$805,000	6.95% to 03/10/30 then T5Y + 2.72%, 03/10/55	851,054	(2)(5)
20,400	Affiliated Managers Group, Inc., 6.75% 03/30/64	502,860
	Ally Financial, Inc.:
$960,000	4.70% to 05/15/26 then T5Y + 3.868%, Series B	958,127	*(1)(2)(3)
$650,000	4.70% to 05/15/28 then T7Y + 3.481%, Series C	614,838	*(1)(2)
$550,000	American Express Company, 3.55% to 09/15/26 then T5Y + 2.854%, Series D	546,966	*(1)(2)(3)
10,600	Carlyle Finance LLC, 4.625% 05/15/61	186,454
	General Motors Financial Company:
$550,000	5.70% to 09/30/30 then T5Y + 4.997%, Series C	555,474	*(1)(2)
$725,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	737,169	*(1)(2)
19,500	Stifel Financial Corp., 6.25%, Series B	470,925	*(1)(2)
18,780	TPG Operating Group II LP, 6.95% 03/15/64	459,359
		6,277,427
	Insurance — 18.7%
$1,500,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58, Series A-6	1,680,190	(2)(3)
$490,000	American National Group, Inc., 7.00% to 12/01/30 then T5Y + 3.183%, 12/01/55	486,164
9,900	Arch Capital Group, Ltd., 5.45%, Series F	205,821	**(1)(2)(5)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2026 (Unaudited)

Shares/$ Par		Value
12,894	Assurant, Inc., 5.25% 01/15/61	$264,585
	Athene Holding Ltd.:
20,000	4.875%, Series D	336,000	*(1)(2)
89,850	6.35% to 06/30/29 then 3ML + 4.253%, Series A	2,190,543	*(1)(2)
26,440	7.25% to 03/30/29 then T5Y + 2.986%, 03/30/64	663,644
15,962	Axis Capital Holdings Ltd., 5.50%, Series E	325,465	**(1)(2)(5)
$610,000	AXIS Specialty Finance LLC, 4.90% to 01/15/30 then T5Y + 3.186%, 01/15/40	601,117	(2)(5)
11,200	CNO Financial Group, Inc., 5.125% 11/25/60	217,616
	Corebridge Financial, Inc.:
$545,000	6.375% to 09/15/34 then T5Y + 2.646%, 09/15/54, 144A****	545,410
$380,000	6.875% to 12/01/30 then T5Y + 3.181%, Series A	389,973	*(1)
$450,000	CVS Health Corporation, 7.00% to 03/10/30 then T5Y + 2.886%, 03/10/55, Series A	473,584
129,700	Delphi Financial Group, TSFR3M + 3.45161%, 7.10695%(4), 05/15/37	3,129,012	(2)
	Enstar Group Ltd.:
42,000	7.00% to 09/01/28 then TSFR3M + 4.27661%, Series D	951,300	**(1)(2)(5)
$400,000	7.50% to 04/01/35 then T5Y + 3.186%, 04/01/45, 144A****	418,259	(5)
$490,000	Enstar Finance LLC, 5.50% to 01/15/27 then T5Y + 4.006%, 01/15/42	486,938	(2)(3)(5)
$430,000	Equitable Holdings, Inc., 6.70% to 03/28/35 then T5Y + 2.39%, 03/28/55	448,462
$1,031,000	Everest Reinsurance Holdings, TSFR3M + 2.6466%, 6.29914%(4), 05/15/37	993,702	(2)(3)
16,200	F&G Annuities & Life, Inc., 7.30% 01/15/65	357,048
$400,000	Fortegra Group, Inc., 9.25% to 11/15/34 then T5Y + 8.72%, 11/15/64, 144A****	397,958
	Global Atlantic Fin Company:
$650,000	7.25% to 03/01/31 then T5Y + 3.55%, 03/01/56, 144A****	619,625
$500,000	7.95% to 10/15/29 then T5Y + 3.608%, 10/15/54, 144A****	478,899
10,800	Jackson Financial, Inc., 8.00% to 03/30/28 then T5Y + 3.728%, Series A	279,180	*(1)
$1,020,000	Kuvare US Holdings, Inc., 7.00% to 05/01/26 then T5Y + 6.541%, 02/17/51, Series A, 144A****	1,025,052	*
$3,054,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	3,540,461	(2)(3)
	Lincoln National Corporation:
14,500	9.00%, Series D	383,090	*(1)(2)
$360,000	9.25% to 03/01/28 then T5Y + 5.318%, Series C	384,907	*(1)(2)
	MetLife, Inc.:
$3,350,000	9.25% 04/08/38, 144A****	4,006,573	(2)(3)
$2,370,000	10.75% 08/01/39	3,140,620	(2)(3)
$350,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	390,676
32,600	PartnerRe Ltd., 4.875%, Series J	560,068	**(1)(5)
$275,000	Prudential Financial, Inc., 6.75% to 03/01/33 then T5Y + 2.848%, 03/01/53	295,351	(2)(3)
	Reinsurance Group of America, Inc.:
$295,000	6.375% to 09/15/36 then T5Y + 2.344%, 09/15/56	295,401
$205,000	6.65% to 09/15/35 then T5Y + 2.392%, 09/15/55	212,306
37,160	7.125% to 10/15/27 then T5Y + 3.456%, 10/15/52	951,296	(2)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2026 (Unaudited)

Shares/$ Par		Value
23,000	RenaissanceRe Holdings Ltd., 4.20%, Series G	$367,080	**(1)(2)(5)
	SBL Holdings, Inc.:
$1,025,000	6.50% to 11/13/26 then T5Y + 5.62%, Series B, 144A****	925,907	*(1)(2)(3)
$910,000	9.508% to 05/13/30 then T5Y + 5.58%, Series A, 144A****	909,502	*(1)(2)
	Unum Group:
$4,944,000	Provident Financing Trust I, 7.405% 03/15/38	5,412,526	(2)(3)
23,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	553,610	*(1)(2)
		40,294,921
	Utilities — 13.5%
$670,000	AES Corporation, 7.60% to 01/15/30 then T5Y + 3.201%, 01/15/55	673,998	(2)
	Algonquin Power & Utilities Corporation:
$900,000	4.75% to 04/18/27 then T5Y + 3.249%, 01/18/82, Series 2022-B	893,137	(2)(3)(5)
58,330	TSFR3M + 4.27161%, 7.93239%(4), 07/01/79, Series 2019-A	1,501,414	(2)(5)
$455,000	AltaGas Ltd., 7.20% to 10/15/34 then T5Y + 3.573%, 10/15/54, 144A****	475,601	(5)
	American Electric Power Company, Inc.:
$200,000	3.875% to 02/15/27 then T5Y + 2.675%, 02/15/62	197,236
$445,000	6.05% to 03/15/36 then T5Y + 1.94%, 03/15/56, Series D	446,742
$845,000	6.95% to 12/15/34 then T5Y + 2.675%, 12/15/54, Series B	913,529	(2)
$650,000	CenterPoint Energy, Inc., 6.85% to 02/15/35 then T5Y + 2.946%, 02/15/55, Series B	691,005	(2)
$320,000	CMS Energy Corporation, 6.50% to 06/01/35 then T5Y + 1.961%, 06/01/55	334,579
	Commonwealth Edison:
$837,000	COMED Financing III, 6.35% 03/15/33	886,195	(2)(3)
	Dominion Energy, Inc.:
$515,000	4.35% to 04/15/27 then T5Y + 3.195%, Series C	512,868	*(1)(2)
$730,000	6.625% to 05/15/35 then T5Y + 2.207%, 05/15/55, Series C	758,121	(2)
$1,125,000	7.00% to 06/01/34 then T5Y + 2.511%, 06/01/54, Series B	1,224,721	(2)(3)
21,700	DTE Energy Company, 6.25% 10/01/85, Series H	543,585
$820,000	Duke Energy Corporation, 6.45% to 09/01/34 then T5Y + 2.588%, 09/01/54	864,337	(2)(3)
	Edison International:
$1,245,000	5.00% to 03/15/27 then T5Y + 3.901%, Series B	1,232,156	*(1)
$385,000	5.375% to 03/15/26 then T5Y + 4.698%, Series A	385,265	*(1)
	Emera, Inc.:
$2,030,000	6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016-A	2,048,629	(2)(5)
$1,000,000	EUSHI Finance, Inc., 7.625% to 12/15/29 then T5Y + 3.136%, 12/15/54	1,056,390	(2)(3)
	Entergy Corporation:
$445,000	6.10% to 06/15/36 then T5Y + 2.013%, 06/15/56, Series 2025B	448,844
$920,000	7.125% to 12/01/29 then T5Y + 2.67%, 12/01/54	963,240	(2)(3)
$560,000	Evergy, Inc., 6.65% to 06/01/30 then T5Y + 2.558%, 06/01/55	578,901	(2)
$250,000	Eversource Energy, 6.35% to 08/15/36 then T5Y + 2.325%, 08/15/56, Series B	251,689
$320,000	Exelon Corporation, 6.50% to 03/15/35 then T5Y + 1.975%, 03/15/55	335,044

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2026 (Unaudited)

Shares/$ Par		Value
	NextEra Energy:
	NextEra Energy Capital Holdings, Inc.:
$540,000	6.375% to 08/15/30 then T5Y + 2.053% 08/15/55, Series S	$561,231	(2)
$345,000	6.70% to 09/01/29 then T5Y + 2.364% 09/01/54, Series Q	358,441
$765,000	6.75% to 06/15/34 then T5Y + 2.457% 06/15/54, Series R	814,168	(2)(3)
$293,000	TSFR3M + 2.38661%, 6.10981%(4), 06/15/67, Series C	265,543	(2)(3)
	NiSource, Inc.:
$275,000	6.375% to 03/31/35 then T5Y + 2.527%, 03/31/55	287,321
$500,000	6.95% to 11/30/29 then T5Y + 2.451%, 11/30/54	523,050
$520,000	Northwest Natural Holding Company, 7.00% to 09/15/35 then T5Y + 2.701%, 09/15/55	544,179
$565,000	PacifiCorp, 7.125% to 08/15/31 then T5Y + 3.292%, 08/15/56	555,435
	PECO Energy:
$1,150,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	1,204,111	(2)(3)
	Sempra:
$950,000	4.125% to 04/01/27 then T5Y + 2.868%, 04/01/52	938,369	(2)(3)
$545,000	6.40% to 10/01/34 then T5Y + 2.632%, 10/01/54	557,673
$550,000	6.875% to 10/01/29 then T5Y + 2.789%, 10/01/54	566,903	(2)
	Southern California Edison:
31,470	SCE Trust V, 5.45% to 03/15/26 then TSFR3M + 4.05161%, Series K	797,135	*(1)
29,700	SCE Trust VII, 7.50%, Series M	742,500	*(1)(2)
19,700	SCE Trust VIII, 6.95%, Series N	478,316	*(1)
$455,000	Spire, Inc., 6.45% to 06/01/36 then T5Y + 2.327%, 06/01/56, Series B	464,939
$455,000	TXNM Energy, Inc., 7.00% to 07/31/31 then T5Y + 3.254%, 07/31/56, 144A****	462,472
$130,000	Vistra Corporation, 7.00% to 12/15/26 then T5Y + 5.74%, Series B, 144A****	131,638	*(1)
21,600	Xcel Energy, Inc., 6.25% 10/15/85	538,920
		29,009,570
	Energy — 4.3%
	Enbridge, Inc.:
$1,030,000	6.00% to 01/15/27 then TSFR3M + 4.15161%, 01/15/77, Series 2016-A	1,038,475	(2)(3)(5)
$1,425,000	7.375% to 03/15/30 then T5Y + 3.122%, 03/15/55, Series A	1,525,145	(2)(3)(5)
$680,000	8.50% to 01/15/34 then T5Y + 4.431%, 01/15/84, Series 2023-B	785,110	(2)(5)
	Energy Transfer LP:
$420,000	6.75% to 02/15/36 then T5Y + 2.475%, 02/15/56, Series B	429,497
$1,150,000	7.125% to 05/15/30 then T5Y + 5.306%, Series G	1,193,845	(1)(2)(3)
$750,000	8.00% to 05/15/29 then T5Y + 4.02%, 05/15/54	805,135	(2)(3)
$1,085,000	Phillips 66 Company, 6.20% to 03/15/36 then T5Y + 2.166%, 03/15/56, Series B	1,100,176	(2)(3)
$465,000	South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/35 then T5Y + 3.667%, 03/01/55	493,843	(5)
$420,000	Sunoco LP, 7.875% to 09/18/30 then T5Y + 4.23%, Series A, 144A****	434,467	(1)
$1,420,000	Transcanada Pipelines, Ltd., 5.50% to 09/15/29 then TSFR3M + 4.41561%, 09/15/79	1,438,701	(2)(3)(5)
		9,244,394

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2026 (Unaudited)

Shares/$ Par		Value
	Communication — 1.2%
$640,000	Bell Canada, 7.00% to 09/15/35 then T5Y + 2.363%, 09/15/55, Series B	$677,721	(2)(5)
$1,270,000	Paramount Global, 6.375% to 03/30/27 then T5Y + 3.999%, 03/30/62	1,003,300	(2)(3)
$480,000	Rogers Communications, Inc., 7.125% to 04/15/35 then T5Y + 2.62%, 04/15/55	508,612	(5)
$390,000	TELUS Corporation, 7.00% to 10/15/35 then T5Y + 2.709%, 10/15/55, Series B	411,702	(5)
		2,601,335
	Real Estate Investment Trust (REIT) — 1.5%
21,000	Adamas Trust, Inc., 6.875% to 10/15/26 then TSFR3M + 6.13%, Series F	498,960	(1)
3,110	Annaly Capital Management, Inc., TSFR3M + 5.25461%, 8.92655%(4), Series F	80,673	(1)
	Arbor Realty Trust, Inc.:
5,189	6.375%, Series D	89,095	(1)
53,931	6.25% to 10/30/26 then TSFR3M + 5.44%, Series F	1,159,517	(1)(2)
61,284	KKR Real Estate Finance Trust, Inc., 6.50%, Series A	1,071,244	(1)(2)
20,500	TPG RE Finance Trust, Inc., 6.25%, Series C	391,550	(1)
		3,291,039
	Miscellaneous Industries — 2.3%
24,680	Apollo Global Management, Inc., 7.625% to 12/15/28 then T5Y + 3.226%, 09/15/53	633,783	(2)
$665,000	FMC Corporation, 8.45% to 11/01/30 then T5Y + 4.366%, 11/01/55	437,949	(2)(3)
	Land O’ Lakes, Inc.:
$240,000	7.25%, Series B, 144A****	223,200	*(1)
$3,630,000	8.00%, Series A, 144A****	3,641,346	*(1)(2)
		4,936,278
	Total Preferred Stock & Hybrid Preferred Securities (Cost $163,811,403)	164,289,034

Contingent Capital Securities† — 20.5%
	Banking — 20.5%
	Banco Bilbao Vizcaya Argentaria SA:
$2,200,000	6.125% to 11/16/27 then SW5 + 3.87%	2,228,004	**(1)(2)(5)
$1,400,000	9.375% to 09/19/29 then T5Y + 5.099%, Series 12	1,562,755	**(1)(2)(5)
	Banco Mercantil del Norte SA:
$550,000	6.625% to 01/24/32 then T10Y + 5.034%, 144A****	546,490	**(1)(2)(3)(5)
$220,000	7.50% to 06/27/29 then T10Y + 5.47%, 144A****	227,349	**(1)(2)(5)
$490,000	7.625% to 01/10/28 then T10Y + 5.353%, 144A****	504,346	**(1)(2)(5)
$725,000	8.75% to 05/20/35 then T10Y + 4.299%, 144A****	798,888	**(1)(5)
	Banco Santander SA:
$2,000,000	4.75% to 05/12/27 then T5Y + 3.753%, 144A****	1,999,299	**(1)(2)(3)(5)
$1,000,000	8.00% to 08/01/34 then T5Y + 3.911%	1,106,918	**(1)(2)(3)(5)
$1,200,000	9.625% to 11/21/33 then T5Y + 5.298%, 144A****	1,447,512	**(1)(2)(3)(5)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2026 (Unaudited)

Shares/$ Par		Value
	Bank of Montreal:
$330,000	7.30% to 11/26/34 then T5Y + 3.01%, 11/26/84, Series 5	$ 351,514	**(5)
$645,000	7.70% to 05/26/29 then T5Y + 3.452%, 05/26/84, Series 4	683,536	**(2)(5)
	Bank of Nova Scotia:
$550,000	6.875% to 10/27/35 then T5Y + 2.734%, 10/27/85, Series 7	568,128	**(2)(5)
$512,000	7.35% to 04/27/30 then T5Y + 2.903%, 04/27/85, Series 6	538,605	**(2)(5)
$720,000	8.00% to 01/27/29 then T5Y + 4.017%, 01/27/84, Series 5	770,816	**(2)(3)(5)
	Barclays Bank PLC:
$325,000	4.375% to 09/15/28 then T5Y + 3.41%	316,799	**(1)(5)
$530,000	7.625% to 09/15/35 then SOFR5Y + 3.686%	562,971	**(1)(5)
$330,000	8.00% to 09/15/29 then T5Y + 5.431%	352,147	**(1)(2)(3)(5)
$535,000	9.625% to 06/15/30 then SOFR5Y + 5.775%	606,882	**(1)(5)
$480,000	BBVA Bancomer SA, 5.875% to 09/13/29 then T5Y + 4.308%, 09/13/34, 144A****	485,646	(2)(3)(5)
	BNP Paribas:
$325,000	4.625% to 02/25/31 then T5Y + 3.34%, 144A****	301,982	**(1)(5)
$3,645,000	7.375% to 09/10/34 then T5Y + 3.535%, 144A****	3,830,472	**(1)(5)
$660,000	7.75% to 08/16/29 then T5Y + 4.899%, 144A****	702,927	**(1)(2)(5)
$240,000	8.50% to 08/14/28 then T5Y + 4.354%, 144A****	256,730	**(1)(5)
$380,000	9.25% to 11/17/27 then T5Y + 4.969%, 144A****	406,215	**(1)(2)(5)
	Canadian Imperial Bank of Commerce:
$465,000	6.95% to 01/28/30 then T5Y + 2.833%, 01/28/85, Series 5	481,174	**(5)
$550,000	7.00% to 10/28/30 then T5Y + 3.00%, 10/28/85, Series 7	572,313	**(2)(5)
	Credit Agricole SA:
$330,000	4.75% to 09/23/29 then T5Y + 3.237%, 144A****	323,584	**(1)(2)(3)(5)
$475,000	7.125% to 09/23/35 then SOFR5Y + 3.584%, 144A****	499,906	**(1)(5)
	HSBC Holdings PLC:
$325,000	6.00% to 05/22/27 then SW5 + 3.746%	328,407	**(1)(2)(5)
$3,430,000	6.50% to 03/23/28 then SW5 + 3.606%	3,506,438	**(1)(2)(3)(5)
$465,000	6.95% to 09/11/34 then T5Y + 3.191%	492,009	**(1)(5)
$440,000	7.05% to 12/05/30 then T5Y + 2.987%	458,531	**(1)(5)
$525,000	ING Groep NV, 3.875% to 11/16/27 then T5Y + 2.862%	514,241	**(1)(2)(3)(5)
	Lloyds Banking Group PLC:
$475,000	6.625% to 09/27/35 then T5Y + 2.681%	473,389	**(1)(5)
$1,650,000	8.00% to 03/27/30 then T5Y + 3.913%	1,793,581	**(1)(2)(3)(5)
	NatWest Group PLC:
$275,000	4.60% to 12/28/31 then T5Y + 3.10%, - -	256,180	**(1)(5)
$200,000	8.125% to 05/10/34 then T5Y + 3.752%	225,639	**(1)(5)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2026 (Unaudited)

Shares/$ Par		Value
	Royal Bank of Canada:
$930,000	6.35% to 11/24/34 then T5Y + 2.257%, 11/24/84, Series 5	$ 921,552	**(2)(3)(5)
$635,000	6.50% to 11/24/35 then T5Y + 2.462%, 11/24/85, Series 7	634,760	**(2)(3)(5)
$400,000	6.75% to 08/24/30 then T5Y + 2.815%, 08/24/85, Series 6	415,289	**(5)
$642,000	7.50% to 05/02/29 then T5Y + 2.887%, 05/02/84, Series 4	678,272	**(2)(3)(5)
	Societe Generale SA:
$700,000	4.75% to 05/26/26 then T5Y + 3.931%, 144A****	702,084	**(1)(2)(3)(5)
$700,000	5.375% to 11/18/30 then T5Y + 4.514%, 144A****	680,353	**(1)(2)(3)(5)
$300,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	305,299	**(1)(5)
$4,400,000	9.375% to 05/22/28 then T5Y + 5.385%, 144A****	4,691,883	**(1)(2)(3)(5)
	Standard Chartered PLC:
$300,000	4.75% to 07/14/31 then T5Y + 3.805%, 144A****	286,439	**(1)(5)
$1,650,000	7.75% to 02/15/28 then T5Y + 4.976%, 144A****	1,717,535	**(1)(2)(3)(5)
$335,000	Toronto-Dominion Bank, 7.25% to 07/31/29 then T5Y + 2.977%, 07/31/84, Series 4	350,483	**(5)
	UBS Group AG:
$475,000	4.375% to 02/10/31 then T5Y + 3.313%, 144A****	432,590	**(1)(2)(5)
$580,000	4.875% to 02/12/27 then T5Y + 3.404%, 144A****	577,922	**(1)(2)(3)(5)
$530,000	7.00% to 07/08/36 then SOFR5Y + 3.321%, 144A****	533,693	**(1)(5)
$200,000	9.25% to 11/13/33 then T5Y + 4.758%, 144A****	234,442	**(1)(5)
		44,244,919
	Total Contingent Capital Securities (Cost $42,496,734)	44,244,919

Corporate Debt Securities§ — 1.7%
	Banking — 0.2%
13,400	Dime Community Bancshares, Inc., 9.00% to 07/15/29 then TSFR3M + 4.951%, 07/15/34	350,544
		350,544
	Insurance — 1.1%
$1,850,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	2,120,622	(2)(3)
$340,000	Universal Insurance Holdings, Inc., 5.625% 11/30/26	336,687
		2,457,309
	Communication — 0.4%
	Qwest Corporation:
19,728	6.50% 09/01/56	382,132
24,920	6.75% 06/15/57	494,911
		877,043
	Total Corporate Debt Securities (Cost $3,402,872)	3,684,896

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2026 (Unaudited)

Shares/$ Par		Value
Money Market Fund — 0.8%
	BlackRock Liquidity Funds:
1,683,321	T-Fund, Institutional Class	$ 1,683,321

	Total Money Market Fund (Cost $1,683,321)	1,683,321

Total Investments (Cost $211,394,330***)	99.2%	$213,902,170
Other Assets and Liabilities, excluding Loan Payable (net)	0.8%	1,825,215
Total Managed Assets	100.0%‡	$215,727,385
Loan Principal Balance		(80,600,000)
Net Assets Available To Common Stock		$135,127,385

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2026, these securities amounted to $48,511,644 or 22.5% of total managed assets.

(1)Perpetual security with no stated maturity date.

(2)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $148,563,937 at February 28, 2026.

(3)All or a portion of this security has been rehypothecated. The total value of such securities was $75,766,493 at February 28, 2026.

(4)Represents the rate in effect as of the reporting date.

(5)Foreign Issuer.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:
3ML	—	3-Month Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD A/360
SOFR5Y	—	5-year USD ICE Secured Overnight Financing Rate (SOFR) Swap
SW5	—	5-year USD Swap Semiannual 30/360
T5Y	—	Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield
T7Y	—	Federal Reserve H.15 7-Yr Constant Maturity Treasury Semiannual yield
T10Y	—	Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield
TSFR3M	—	Chicago Mercantile Exchange Inc. (CME) Term SOFR 3-Month

The administrator of U.S. dollar LIBOR, ICE, ceased publication of daily U.S. dollar LIBOR panels after June 30, 2023. For securities where (i) issuers have announced replacement reference rates or (ii) the Adjustable Interest Rate (LIBOR) Act of 2022 was determined by the Adviser to apply, the new reference rate (usually Term SOFR) has been listed as the benchmark. The spread over that benchmark includes any tenor spread adjustment applicable upon benchmark transition. For all other securities, the original reference rate and spread continue to be listed.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

Financial Highlights(1)

For the period December 1, 2025 through February 28, 2026 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.33
INVESTMENT OPERATIONS:
Net investment income	0.17
Net realized and unrealized gain/(loss) on investments	0.02
Total from investment operations	0.19
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.19)
Total distributions to Common Stock Shareholders	(0.19)
Net asset value, end of period	$10.33
Market value, end of period	$9.54
Common Stock shares outstanding, end of period	13,077,326
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.74	%*
Operating expenses including interest expense	4.17	%*
Operating expenses excluding interest expense	1.39	%*
SUPPLEMENTAL DATA:††
Portfolio turnover rate	3	%**
Total managed assets, end of period (in 000’s)	$215,727
Ratio of operating expenses including interest expense to average total managed assets	2.61	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.87	%*

(1)These tables summarize the three months ended February 28, 2026 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2025.

*Annualized.

**Not annualized.

†The net investment income ratios reflect income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

Financial Highlights (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2025	$0.0844	$10.32	$9.45	$9.44
January 30, 2026	0.0546	10.35	9.64	9.70
February 27, 2026	0.0546	10.33	9.54	9.52

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At February 28, 2026, the aggregate cost of securities for federal income tax purposes was $212,115,594, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,163,697 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,377,121.

2.Additional Accounting Standards

Portfolio Valuation: Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate a Valuation Designee to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available.

The net asset value of the Fund’s Common Stock is calculated by the Fund’s Administrator no less frequently than on the last business day of each week and month in accordance with the policies and procedures adopted by the Adviser, as the Valuation Designee of the Board of Directors (the “Board”) of the Fund. Net asset value is calculated by dividing the value of the Fund’s net assets available to Common Stock by the number of shares of Common Stock outstanding. The value of the Fund’s net assets available to Common Stock is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of any outstanding preferred stock.

The Fund’s preferred and debt securities are valued on the basis of current market quotations provided by independent pricing services or dealers approved by the Valuation Designee. In determining the evaluated mean value of a particular preferred or debt security, a pricing service or dealer may use information with respect to transactions in such investments, quotations (based on the mean of bid and asked price), market transactions in comparable investments, various relationships observed in the market between investments, and/or calculated yield measures based on valuation technology commonly employed in the market for such investments. Common stocks that are traded on stock exchanges are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available mean price. Futures contracts and option contracts on futures contracts are valued on the basis of the settlement price for such contracts on the primary exchange on which they trade. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon (“swaptions”), are valued using prices supplied by a pricing service, or if such prices are unavailable, prices provided by a single broker or dealer that is not the counterparty or, if no such prices are available, at a price at which the counterparty to the contract would repurchase the instrument or terminate the contract. Investments for which market quotations are not readily available or for which the Valuation Designee determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by the Valuation Designee, including reference to valuations of other securities which are comparable in quality, maturity and type.

Investments in money market instruments and all debt and preferred securities which mature in 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in money market funds are valued at the net asset value of such funds.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows:

	Total Value at February 28, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$68,634,070	$39,036,979	$29,597,091	$—
Financial Services	6,277,427	1,619,598	4,657,829	—
Insurance	40,294,921	8,046,278	32,248,643	—
Utilities	29,009,570	4,601,870	24,407,700	—
Energy	9,244,394	—	9,244,394	—
Communication	2,601,335	—	2,601,335	—
Real Estate Investment Trust (REIT)	3,291,039	3,291,039	—	—
Miscellaneous Industries	4,936,278	633,783	4,302,495	—
Contingent Capital Securities
Banking	44,244,919	—	44,244,919	—
Corporate Debt Securities
Banking	350,544	350,544	—	—
Insurance	2,457,309	—	2,457,309	—
Communication	877,043	877,043	—	—
Money Market Fund	1,683,321	1,683,321	—	—
Total Investments	$213,902,170	$60,140,455	$153,761,715	$—

During the reporting period, there were no transfers into or out of Level 3.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, the Adviser regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, the Valuation Designee evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.